Equity transactions	12 Months Ended
Dec. 31, 2020
Equity transactions
Equity transactions

Note 15 - Equity transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares. No preferred shares were issued or registered in the IPO. There were no preferred shares issued and outstanding as of December 31, 2020 and 2019.

Issuance of capital stock

2020

On April 17, 2020, the Company entered into a Stock Purchase Agreement with Lin So Chun, unaffiliated third parties, pursuant to which the Company sold to Ms Lin, 4,500,000 shares of its ordinary stock, par value $0.004 per share (the “Shares”), respectively, at a per share purchase price of $0.80, for aggregate proceeds of $3.60 million. The Shares were offered and sold by the Company to the Investors in a series of private transactions pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. The investor paid full amount of $3.60 million, and the Company issued 4,500,000 shares on June 18, 2020.

Share-based compensation

On January 6, 2020, a total of 80,000 shares were issued to certain of the Company’s directors as their compensation for fiscal year of 2019, which vested immediately. The grant date fair value was $1.00 per share as quoted closing price on January 6, 2020.

2019

None.

2018

During  2018, a total of 174,903 Investor Warrants were exercised.

On September 20, 2018, the Company closed a rights offering and issued and sold an aggregate of 50,663,270 ordinary shares at the subscription price of $0.99 per share, pursuant to the exercise of subscriptions and oversubscriptions in the rights offering from its existing shareholders. The Company received aggregate gross proceeds of approximately $50.16 million from the rights offering before deducting offering expenses of $166. The rights offering was made pursuant to the Company’s effective registration statement on Form F‑1 (Registration No. 333‑225977) filed with the Securities and Exchange Commission.

Share-based compensation

On April 10, 2018, a total of 180,000 shares were issued to certain of the Company’s directors and employees, which vested immediately. The grant date fair value was $1.08 per share. Compensation expense of $194 was recorded in the statement of comprehensive loss in 2018.

On June 8, 2018, Raleigh Siu Lau was appointed as the Company’s President and Chief Executive Officer by the Board of Directors. In connection with Mr. Lau’s appointment as the Company’s President and Chief Executive Officer, the Compensation Committee granted Mr. Lau 1,000,000 restricted ordinary shares. One-third of the shares shall vest on June 8, 2019, one-third of the shares shall vest of June 8, 2020 and the remaining one-third of the shares shall vest on June 8, 2021, if Mr. Lau remains employed by the Company on each such vesting date.

On June 8, 2018, Tommy Wing Ling Lui was appointed as the Company’s Chief Technology Officer by the Board of Directors. In connection with Mr. Lui’s appointment as the Company’s Chief Technology Officer, the Compensation Committee granted Mr. Lui 500,000 restricted ordinary shares. One-third of the shares shall vest on June 8, 2019, one-third of the shares shall vest of June 8, 2020 and the remaining one-third of the shares shall vest on June 8, 2021, if Mr. Lui remains employed by the Company on each such vesting date.

Compensation expense of $600,  $600 and $340 were recorded in the statement of comprehensive loss in 2020, 2019 and 2018 in relation to the restricted ordinary shares granted to Mr. Lau and Mr. Lui. The Company determined the fair value of restricted shares based on its stock price on the date of grant of $1.2 per share.